Subsequent Events (Detail) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Mar. 24, 2014	Mar. 31, 2014	Mar. 27, 2014	Feb. 12, 2014	Dec. 31, 2012	Jan. 31, 2013
Subsequent Event [Line Items]
Effective interest rate		5.00%
Long-term debt		$ 7,103,925					$ 11,626,670
Borrowings		501,000
Debt value, outstanding		1,675,061
Cash paid	1,750,000
Loan maturity date		Oct. 31, 2013
Common stock issue	5,529,566	1,197,550
Business Acquisition [Member]
Subsequent Event [Line Items]
Borrowings		1,500,000
Cash paid		1,125,000
Additional cash consideration		1,000,000
Loan maturity date		May 15, 2014
Annual Interest rate		24.00%
Increment of default interest rates		48.00%
Percentage of common shares to lender		12.50%
Installment One [Member]
Subsequent Event [Line Items]
Borrowings		925,000
Loan maturity date		Mar. 15, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Effective interest rate					10.00%
Borrowings			330,000		1,000,000
Due date on debt					Feb. 28, 2015
Dedt repayment description				The remaining $700,000 ($550,000 of which was from directors) is due upon the earlier of the availability of sufficient funds as determined by the noteholder or February 2015.
Debt value, outstanding			122,000
Notes bear interest rate					10.00%
Convertible term loan					100,000
Share price of debt instrument conversion					$ 1.45			$ 4.00
Warrants issued for debt conversion					821,250
Debt instrument, Monthly installments			9,903
Debt instrument, Interest rate		Interest is at the prime rate plus 1% with a floor of 5%.
Common stock issue				1,000,000
Debt instrument, Extension date				May 12, 2014
Debt amount repaid				250,000
Notes payable				1,025,000				333,000
Accrued interest converted into common shares								654,000
Subsequent Event [Member] | Installment One [Member]
Subsequent Event [Line Items]
Borrowings					300,000
Due date on debt				Feb. 28, 2015
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Borrowings					550,000
Due date on debt					Dec. 31, 2016
Debt value, outstanding					550,000
Convertible term loan					265,000
Subsequent Event [Member] | Noteholder [Member]
Subsequent Event [Line Items]
Borrowings					700,000
Debt value, outstanding					700,000
Reverse Merger [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Conversion Basis		Pursuant to the terms of the merger, each share of the Company's common stock that was issued and outstanding at such time was cancelled and converted into shares of 10.9532 (the "exchange ratio") shares of DE2's common stock.
Percentage of diluted shares outstanding						3.00%
Effective interest rate						3.00%
Long-term debt, Fair value						507,000
Long-term debt						$ 85,105